UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive
Suite 2880
Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Gerald W. Perritt 300 South Wacker Drive Suite 2880 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 669-1650

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2008 to June 30, 2009

Proxy Voting Record for the Reporting Period from July 1, 2008 to June 30, 2009

Perritt Funds, Inc. (the “Corporation”) is an open-end, management investment company registered under the Investment Company Act of 1940.  The table below discloses the following information for each matter relating to a portfolio security of the Perritt Emerging Opportunities Fund, the sole series of the Corporation (the “Fund”), considered at any shareholder meeting held during the period covered by this report, with respect to which the Fund was entitled to vote:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

•	The shareholder meeting date; and

•	A brief identification of the matter voted on.

For each matter identified in the table below (unless otherwise noted):  (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
8X8, Inc.	EGHT	282914100	08/26/2008	Election of Directors Ratification of Auditors
Acorn Energy, Inc.	ACFN	004848107	11/03/2008	Election of Directors Approval of Equity Compensation Plan Approval of Non-Employee Director Equity Plan
Addvantage Technologies Group, Inc.	AEY	006743306	03/05/2009	Election of Directors Ratification of Auditors
AeroCentury Corp.	ACY	007737109	04/30/2009	Election of Directors Ratification of Auditors
Allied Healthcare Products, Inc.	AHP	019222108	11/13/2008	Election of Directors
Allied Motion Technologies Inc.	AMOT	019330109	05/12/2009	Election of Directors Ratification of Auditors
American Bio Medica Corporation	ABMC	024600108	06/16/2009	Election of Directors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
American Medical Alert Corp.	AMAC	027904101	08/26/2008	Election of Directors Ratification of Auditors
American Software, Inc.	AMSWA	029683109	08/17/2008	Election of Directors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
American Technology Corp.	ATCO	030145205	03/25/2009	Election of Directors Ratification of Auditors
ARI Network Services, Inc.	ARIS	001930205	12/18/2008	Election of Directors Ratification of Auditors
Astro-Med, Inc.	A LOT	04638F108	05/19/2009	Election of Directors
AXT, Inc.	AXTI	00246W103	05/26/2009	Election of Directors Ratification of Auditors
Baldwin Technology Co., Inc	BLD	058264102	11/11/2008	Election of Directors Ratification of Auditors
Ballantyne of Omaha, Inc.	BTN	058516105	05/20/2009	Election of Directors Approval of Amendment to Non-Employee Director Equity Plan (Related to Increasing Available Shares) Approval of Amendment to Charter Documents (Related to Changing Name)
Birner Dental Management Services, Inc.	BDMS	091283200	06/04/2009	Election of Directors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
BOFI Holding, Inc.	BOFI	05566U108	10/21/2008	Election of Directors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Boots & Coots International Well Control, Inc.	WEL	099469504	05/21/2009	Election of Directors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available) Approval of Amendment to Charter Documents (Related to Changing Name)
Bsquare Corporation	BSQR	11776U300	06/03/2009	Election of Directors
California Micro Devices Corporation	CAMD	130439102	08/21/2008
Election of Directors

Ratification of Auditors

Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)

Approval of Amendment to Employee Stock Purchase Plan (Related to Increasing Shares Available)

Cardiotech International,Inc.	CTE	14160C100	10/15/2008	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents (Related to Changing Name)
Carriage Services, Inc.	CSV	143905107	05/19/2009	Election of Directors Ratification of Auditors
CE Franklin Ltd.	CFK	125151100	04/28/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan Approval of Unallocated Stock Options
Century Casinos, Inc.	CNTY	156492100	04/07/2009	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Charles & Colvard, Ltd.	CTHR	159765106	05/18/2009	Election of Directors Ratification of Auditors Approval of Change in Board Size
Commonwealth Biotechnologies, Inc.	CBTE	202739108	12/05/2008	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Elimination on Size of Awards)
Core Molding Technologies, Inc.	CMT	218683100	05/28/2009	Election of Directors
Covenant Transportation Group, Inc.	CVTI	22284P105	05/05/2009	Election of Directors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
CPI Aerostrucures, Inc.	CVU	125919308	06/11/2009	Election of Directors Approval of Equity Compensation Plan
CRM Holdings, Ltd.	CRMH	G2554P103	05/05/2009	Election of Directors Ratification of Auditors Direction to Elect Director Designees for Subsidiary
Cyberoptics Corporation	CYBE	232517102	05/18/2009	Election of Directors
Cybex International, Inc.	CYBI	23252E106	05/06/2009	Election of Directors Approval of Compensation Plan
Emerson Radio Corp.	MSN	291087203	09/19/2008	Election of Directors Ratification of Auditors
Envoy Capital Group, Inc.	ECGI	29413B105	03/24/2009	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Espey Mfg. & Electronics Corp.	ESP	296650104	11/21/2008	Election of Directors Ratification of Auditors
Evolving Systems, Inc.	EVOL	30049R100	06/09/2009	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents (Related to Reverse Stock Split)
Far East Energy Corporation	FEEC	307325100	09/30/2008	Election of Directors
Flexsteel Industries, Inc.	FLXS	339382103	12/08/2008	Election of Directors
Fortune Industries, Inc.	FFI	34963X200	04/27/2009	Election of Directors Ratification of Auditors
Frequency Electronics, Inc.	FEIM	358010106	10/07/2008	Election of Directors Ratification of Auditors
Friedman Industries, Inc.	FRD	358435105	09/04/2008	Election of Directors
FSI International, Inc.	FSII	302633102	01/21/2009
Election of Directors

Ratification of Auditors

Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)

Approval of Amendment to Employee Stock Purchase Plan (Related to Increasing Shares Available)

Full House Resorts, Inc.	FLL	359678109	05/28/2009	Election of Directors Ratification of Auditors
Gasco Energy, Inc.	GSX	367220100	05/28/2009	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Global Med Technologies, Inc.	GLOB	37935E101	11/12/2008	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents (Related to Allowing Shareholder Action by Unanimous Consent)
Globecomm Systems Inc.	GCOM	37956X103	11/20/2008	Election of Directors Ratification of Auditors
Golden Odyssey Mining Inc.	GODYF	38113R104	05/14/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan Approval of Change in Board Size Approval of Share Allotment
GP Strategies Corporation	GPX	36225V104	12/11/2008	Election of Directors Ratification of Auditors
GTSI Corp.	GTSI	36238K103	04/23/2009	Election of Directors
Hastings Entertainment, Inc.	HAST	418365102	06/03/2009	Election of Directors Ratification of Auditors Approval of Stock Option Exchange Approval of Amendment to Non-Employee Director Equity Plan (Related to Increasing Available Shares)

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Health Fitness Corporation	FIT	42217V201	05/27/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
HearUSA, Inc.	ESR	422360305	06/29/2009	Election of Directors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Hennessy Advisors, Inc.	HNNA	425885100	01/29/2009	Election of Directors
Hooper Holmes	HH	439104100	05/19/2009	Election of Directors (Voted in Favor of Dissident Slate of Nominees Proposed by Shareholder) Ratification of Auditors
IA Global, Inc.	IAO	44920E104	07/29/2008	Election of Directors Ratification of Auditors Approval of Issuance of Securities Approval of Amendment to Charter Documents (Related to Fixing Size of Board)
IA Global, Inc.	IAO	44920E104	06/01/2009	Approval of Issuance of Securities Approval of Amendment to Charter Documents (Related to Increasing Authorized Shares)

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Iridex Corporation	IRIX	462684101	06/17/2009
Election of Directors

Ratification of Auditors

Approval of Amendment to Equity Compensation Plan (Related to Permitting Option Exchange)

Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)

Isoray, Inc	ISR	46489V104	02/18/2009	Election of Directors Ratification of Auditors
Iteris, Inc.	ITI	46564T107	09/19/2008	Election of Directors Ratification of Auditors
John B. Sanfilippo & Son, Inc.	JBSS	800422107	10/30/2008	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
KMG Chemicals, Inc.	KMGB	482564101	12/02/2008	Election of Directors Ratification of Auditors
KSW, Inc.	KSW	48268R106	05/07/2009	Election of Directors Ratification of Auditors
Livewire Mobile, Inc.	LVWR	53837P102	05/27/2009	Election of Directors
LMI Aerospace, Inc.	LMIA	502079106	06/23/2009	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Magellan Petroleum Corporation	MPET	559091301	05/27/2009
Election of Directors

Ratification of Auditors

Approval of Amendment to Charter Documents (Related to Repealing Per Capita Voting)

Approval of Amendment to Charter Documents (Related to Repealing Super Majority Vote Requirements

Approval of Issuance of Securities

Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)

Magneteck, Inc.	MAG	559424106	10/14/2008	Election of Directors Ratification of Auditors
Man Sang Holdings, Inc.	MHJ	561651209	08/01/2008	Election of Directors Ratification of Auditors
Manitex International, Inc.	MNTX	563420108	05/28/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan Approval of Issuance of Securities
Matrixx Initiatives, Inc.	MTXX	57685L105	08/26/2008	Election of Directors Ratification of Auditors
Metalico, Inc.	MEA	591176102	06/23/2009	Election of Directors Ratification of Auditors Approval of Issuance of Securities
MFRI, Inc.	MFRI	552721102	06/23/2009	Election of Directors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Micronetics, Inc.	NOIZ	595125105	10/16/2008	Election of Directors Approval of Compensation Plan
Monterey Groumet Foods, Inc.	PSTA	612570101	06/19/2009	Election of Directors Ratification of Auditors
Motorcar Parts America, Inc.	MPAA	620071100	03/02/2009	Election of Directors Ratification of Auditors
Napco Security Systems, Inc.	NSSC	630402105	12/09/2008	Election of Directors Approval of Amendment to Charter Documents (Related to Changing Name)
New Dragon Asia Corp.	NWD	64378H102	05/21/2009
Election of Directors

Ratification of Auditors

Approval of Amendment to Equity Compensation Plan (Related to Authorizing New Types of Awards)

Approval of Amendment to Charter Documents (Related to Reverse Stock Split)

New Gold Inc.	NGD	644535106	05/11/2009	Election of Directors Ratification of Auditors Approval of Issuance of Securities Approval of Change in Board Size
Nicholas Financial, Inc.	NICK	65373J209	08/06/2008	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
NMS Communications Corp.	NMSS	629248105	11/19/2008
Approval of Sale of Assets

Amendment to Charter Documents (Related to Changing Name)

Amendment to Charter Documents (Related to Reverse Stock Split)

Approval of Adjournment to Solicit Votes

Approval of Insurance Policy

Nobility Homes, Inc.	NOBH	654892108	02/27/2009	Election of Directors
North American Galvanizing & Coatings, Inc.	NGA	65686Y109	04/02/2009	Approval of Amendment to Charter Documents (Related to Increasing Authorized Shares)
Novamed	NOVA	66986W108	05/20/2009	Election of Directors Approval of Equity Compensation Plan
OSI Geospatial, Inc.	OSIFF	67103T101	05/28/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan Approval of Indemnification Agreement

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Overhill Farms, Inc.	OFI	690212105	06/01/2009
Election of Directors

Approval of Amendment to Charter Documents (Related to Changing Advance Notice Provisions for Nominations)

Approval of Amendment to Charter Documents (Related to Changing Advance Notice Provisions for Other Business)

Approval of Amendment to Charter Documents (Related to Changing Indemnification Provisions)

Approval of Amendment to Charter Documents (Related to Changing Provisions for General Updating)

Pacific Premier Bancorp, Inc.	PPBI	69478X105	05/27/2009	Election of Directors Ratification of Auditors
Perceptron, Inc.	PRCP	71361F100	11/18/2008	Election of Directors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Perma-Fix Environmental Services, Inc.	PESI	714157104	08/05/2008	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Pharsight Corporation	PHST	71721Q200	08/27/2008	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents (Related to Decreasing Authorized Shares)

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
PHC, Inc.	PHC	693315103	12/18/2008	Election of Directors Ratification of Auditors
Proliance International, Inc.	PLI	74340R104	05/07/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Ramtron International Corporation	RMTR	751907304	05/29/2009	Election of Directors Ratification of Auditors
RCM Technologies, Inc.	RCMT	749360400	06/18/2009	Election of Directors
Relm Wireless Corporation	RWC	759525108	05/13/2009	Election of Directors Approval of Compensation Plan
Rentrak Corporation	RENT	760174102	08/21/2008	Election of Directors
RF Monolithics, Inc.	RFMI	74955F106	01/21/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Rimage Corporation	RIMG	766721104	05/13/2009	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
Rockwell Medical Techologies, Inc	RMTI	774374102	05/21/2009	Election of Directors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Schmitt Industries, Inc.	SMIT	806870200	10/03/2008	Election of Directors
Silverleaf Resorts, Inc.	SVLF	828395103	07/29/2008	Approval of Equity Compensation Plan

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Silverleaf Resorts, Inc.	SVLF	828395103	05/07/2009	Election of Directors Ratification of Auditors
Socket Mobile, Inc.	SCKT	83368E200	04/29/2009	Election of Directors Ratification of Auditors
SORL Auto Parts, Inc.	SORL	78461U101	09/09/2008	Election of Directors Ratification of Auditors
SORL Auto Parts, Inc.	SORL	78461U101	06/10/2009	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents
Spectrum Control, Inc.	SPEC	847615101	04/06/2009	Election of Directors
Sports Supply Group, Inc.	RBI	84916A104	11/20/2008	Election of Directors Ratification of Auditors
Tandy Brands Accessories, Inc.	TBAC	875378101	10/30/2008	Election of Directors Ratification of Auditors
Teton Energy Corporation	TEC	881628101	05/05/2009	Election of Directors
TGC Industries, Inc.	TGE	872417308	06/02/2009	Election of Directors Ratification of Auditors
The Management Network Group, Inc.	TMNG	561693102	06/08/2009
Election of Directors

Ratification of Auditors

Approval of Equity Compensation Plan

Approval of Amendment to Equity Compensation Plan (Related to Extending Term of Awards and Freezing Shares Available)

TOR Minerals International Inc.	TORM	890878101	12/31/2008	Approval of Purchase of Securities by Insiders

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Turbosonic Technologies, Inc.	TSTA	900010109	12/11/2008	Election of Directors Ratification of Auditors
U.S. Home Systems, Inc.	USHS	90335C100	06/05/2009	Election of Directors
Universal Power Group, Inc.	UPG	913788105	08/12/2008	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Universal Stainless & Alloy Products, Inc.	USAP	913837100	05/20/2009	Election of Directors Ratification of Auditors
Versant Corporation	VSNT	925284309	04/24/2009
Election of Directors

Ratification of Auditors

Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)

Approval of Amendment to Employee Stock Purchase Plan (Related to Increasing Shares Available)

Versar, Inc.	VSR	925297103	11/19/2008	Election of Directors Ratification of Auditors
Vista Gold Corp.	VGZ	927926303	05/01/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan Approval of Compensation Plan Approval of Unallocated Shares

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
White Electronic Designs Corp.	WEDC	963801105	05/07/2009	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents
Willamette Valley Vineyards, Inc.	WWI	969136100	07/20/2008	Election of Directors
Williams Controls, Inc.	WMCO	969465608	02/24/2009	Election of Directors
Wonder Auto Technology Inc.	WATG	978166106	06/12/2009	Election of Directors Ratification of Auditors
Zareba Systems, Inc.	ZRBA	989131107	11/06/2008	Election of Directors Ratification of Auditors Approval of Change in Board Size
Zila, Inc.	ZILA	989513205	09/12/2008	Approval of Amendment to Charter Documents (Related to Reverse Stock Split)
Zila, Inc.	ZILA	989513304	12/11/2008	Election of Directors Ratification of Auditors

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated August 21, 2009.

PERRITT FUNDS, INC.

By:	/s/ Michael J. Corbett
Michael J. Corbett
President (Principal Executive Officer)